Summary of Significant Accounting Policies - Schedule of Intangible Assets Useful Life (Details)	Sep. 30, 2025
Software
Schedule of Intangible Assets Useful Life [Line Items]
Finite-lived intangible asset, useful life	3 years
Customized technology for water transportation equipment [Member]
Schedule of Intangible Assets Useful Life [Line Items]
Finite-lived intangible asset, useful life	10 years